Guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Guarantee liabilities
Schedule of movement of guarantee liabilities

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2017	of new loans	Net payout(1)	expiration	liability	2017
Xiaoying Credit Loan	38,368,513	797,431,715	(411,239,134)	(19,172,658)	109,086,588	514,475,024
Xiaoying Housing Loan	7,298,609	23,970,437	(1,169,476)	(21,410,597)	—	8,688,973
Internet Channel	2,477,791	28,924,659	(23,731,237)	(4,741,527)	—	2,929,686
Others	52,516,539	7,437,265	(111,092,188)	(3,278,354)	73,492,088	19,075,350
Total	100,661,452	857,764,076	(547,232,035)	(48,603,136)	182,578,676	545,169,033

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2018	of new loans	Net payout(1)	expiration	liability	2018
Xiaoying Credit Loan	514,475,024	5,884,134	(667,658,887)	(15,691,880)	182,289,328	19,297,719
Xiaoying Housing Loan	8,688,973	1,773,180	(378,694)	(8,482,977)	—	1,600,482
Internet Channel	2,929,686	—	(12,890,754)	(365,456)	10,326,524	—
Others	19,075,350	—	(42,688,268)	(135,000)	23,747,918	—
Total	545,169,033	7,657,314	(723,616,603)	(24,675,313)	216,363,770	20,898,201

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2019	of new loans	Net payout(1)	expiration	liability(2)	2019
Xiaoying Credit Loan	19,297,719	—	(6,333,472)	(3,366,501)	289,211	9,886,957
Xiaoying Housing Loan	1,600,482	184,036	97,593	(1,752,115)	—	129,996
Internet Channel	—	—	—	—	7,458,350	7,458,350
Others	—	—	—	—	—	—
Total	20,898,201	184,036	(6,235,879)	(5,118,616)	7,747,561	17,475,303

USD

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2019	of new loans	Net payout (1)	expiration	liability(2)	2019
Xiaoying Credit Loan	2,771,944	—	(909,746)	(483,568)	41,543	1,420,173
Xiaoying Housing Loan	229,895	26,435	14,018	(251,676)	—	18,672
Internet Channel	—	—	—	—	1,071,325	1,071,325
Others	—	—	—	—	—	—
Total	3,001,839	26,435	(895,728)	(735,244)	1,112,868	2,510,170
(1)	Net payouts represent the amount paid to ZhongAn upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.
(2)

The Group recognized a contingent liability of RMB7,458,350 (US$1,071,325) relating to expected default loans referred by a cooperated Fintech channel partner who experiences business difficulties. In order to maintain the reputation among investors, the Group decided at its sole discretion to reimburse investors if the channel partner fails to fulfill its obligation to make the reimbursement.

Schedule of maximum potential undiscounted future payments by product, remaining weighted average contractual loan term, and estimated net default rates

	Maximum potential
	undiscounted future	Remaining weighted
	payment	average contractual	Estimated net
As of December 31, 2018	(RMB)	term (Month)	default rate
Xiaoying Credit Loan	61,705,508	18.02	16.57%
Internet Channel	2,004,234,932	8.19	0.00%
Xiaoying Housing Loan	282,830,247	3.60	0.60%
Other products	1,427,397	3.67	0.00%
Total	2,350,198,084

	Maximum potential	Maximum potential
	undiscounted future	undiscounted future	Remaining weighted
	payment	payment	average contractual	Estimated net
As of December 31, 2019	(RMB)	(USD)	term (Month)	default rate
Xiaoying Credit Loan	20,314,823	2,918,042	13.07	15.7%
Internet Channel (1)	1,399,671,106	201,050,175	0.43	—
Xiaoying Housing Loan	21,666,185	3,112,153	7.9	0.60%
Other products	—	—	—	—
Total	1,441,652,114	207,080,370
(1)	Relates to loans referred from third party channel cooperators that has back to back guarantee arrangements with the Group. As such, estimated net default rate is 0% as of December 31, 2019.